DEAN WITTER TAX-FREE DAILY INCOME TRUST
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048



                                   March 3, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Dean Witter Tax-Free Daily Income Trust
     File Nos. 2-67087 and 811-3031
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 27, 1998.


                                   Very truly yours,
                               /s/ LouAnne McInnis
                                   LouAnne McInnis
                                   Assistant Secretary



cc: Barry Fink, Esq.
    Randolph Koch, Esq.